Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

19. Commitments and Contingencies

From time to time, the Company is involved in various legal proceedings arising from the ordinary course of its business operations, such as personal injury claims, employment matters, landlord-tenant disputes, patent claims and contractual disputes, some of which are covered by insurance. The Company believes its potential liability with respect to proceedings currently pending is not material, individually or in the aggregate, to the Company’s financial position, results of operations and cash flows.

20. COMMITMENTS AND CONTINGENCIES

Leases—The Company conducts a significant part of its theatre operations in leased properties under noncancelable operating and capital leases with terms generally ranging from 10 to 25 years. In addition to the minimum annual lease payments, some of the leases provide for contingent rentals based on operating results of the theatre and most require the payment of taxes, insurance and other costs applicable to the property. The Company can renew, at its option, a substantial portion of the leases at defined or then market rental rates for various periods. Some leases also provide for escalating rent payments throughout the lease term. A liability for deferred lease expenses of $34,466 and $38,297 at December 31, 2011 and 2012, respectively, has been provided to account for lease expenses on a straight-line basis, where lease payments are not made on such a basis. Theatre rent expense was as follows:

	Year Ended December 31,
	2010	2011	2012
Fixed rent expense	$186,893	$200,006	$205,770
Contingent rent and other facility lease expenses	68,824	76,272	75,845

Total facility lease expense	$255,717	$276,278	$281,615

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2012 are due as follows:

	Operating Leases	Capital Leases
2013	$225,814	$25,304
2014	227,238	25,117
2015	222,469	25,299
2016	212,861	25,158
2017	193,672	23,436
Thereafter	807,121	110,934

Total	$1,889,175	$235,248

Amounts representing interest payments		85,077

Present value of future minimum payments		$150,171
Current portion of capital lease obligations		11,064

Capital lease obligations, less current portion		$139,107

Employment Agreements—Cinemark Holdings, Inc. has three-year employment agreements with Lee Roy Mitchell, Timothy Warner, Robert Copple, Michael Cavalier, and Rob Carmony that are subject to automatic extensions for a one-year period, unless the employment agreements are terminated. Effective May 25, 2009, Cinemark Holdings, Inc. entered into an employment agreement with Steve Bunnell that has an initial term of two years subject to an extension for a one year period, unless the agreement is terminated. Effective February 15, 2010, Cinemark Holdings, Inc. entered into an employment agreement with Valmir Fernandes that has an initial term of three years. The base salaries stipulated in the employment agreements are subject to review during the term of the agreements for increase (but not decrease) each year by Cinemark Holdings, Inc.’s Compensation Committee. Management personnel subject to these employment agreements are eligible to receive annual cash incentive bonuses upon the Company meeting certain performance targets established by Cinemark Holdings, Inc.’s Compensation Committee.

On February 15, 2012, the Company’s Chief Executive Officer (“CEO”), Alan Stock, announced his retirement. As a result of the retirement, Cinemark Holdings, Inc.’s employment agreement with Mr. Stock was effectively terminated. Mr. Stock served in a transitional role until May 1, 2012 and then became a consultant for the Company for a two-year period that ends April 30, 2014. Mr. Stock has retained his share based awards under their original vesting terms.

Upon Mr. Stock’s retirement, the Company appointed Tim Warner as its CEO. Mr. Warner previously served as the Company’s President and Chief Operating Officer. In connection with his appointment as the CEO, the Company and Mr. Warner entered into an Amended and Restated Employment Agreement dated as of March 30, 2012 (the “Amended and Restated Agreement”). The Amended and Restated Agreement amends and restates the Employment Agreement dated June 16, 2008 by and between the Company and Mr. Warner. The term of the Amended and Restated Agreement goes through April 1, 2014 and may be extended at the Company’s election for an additional one-year period upon six months prior written notice by the Company to Mr. Warner. The base salary stipulated in the Amended and Restated Agreement is subject to review during the term of the agreement for increase (but not decrease) each year by the Company’s Compensation Committee. Mr. Warner is eligible to receive annual cash incentive bonuses upon the Company meeting certain performance targets established by its Compensation Committee and will continue to be eligible to participate in and receive grants of equity incentive awards under the Company’s long-term incentive plan.

Retirement Savings Plan—The Company has a 401(k) retirement savings plan for the benefit of all employees and makes contributions as determined annually by the board of directors. Contribution payments of $2,311 and $2,410 were made in 2011 (for plan year 2010) and 2012 (for plan year 2011), respectively. A liability of approximately $2,500 has been recorded at December 31, 2012 for contribution payments to be made in 2013 (for plan year 2012).

Litigation and Litigation Settlements—From time to time, the Company is involved in other various legal proceedings arising from the ordinary course of its business operations, such as personal injury claims, employment matters, landlord-tenant disputes, patent claims and contractual disputes, some of which are covered by insurance or by indemnification from vendors. The Company believes its potential liability with respect to these types of proceedings currently pending is not material, individually or in the aggregate, to the Company’s financial position, results of operations and cash flows.